Capital - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions		3 Months Ended	6 Months Ended
	Nov. 01, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Share Capital [Line Items]
Shares repurchased		1.8	0.0	4.1
Potential repurchase of common shares	1,000.0
Share repurchases		$ 287		$ 639